Net financial income (loss) (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of net financial loss
Net financial income (loss) can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Interests and gains on financial assets	546	3,177	2,437
Unrealized gains on financials assets	418	1,648	1,983
Foreign exchange gains	3,810	2,109	1,658
Other financial income	—	—
Financial income	4,775	6,934	6,079
Foreign exchange losses	(2,983)	(1,195)	(3,409)
Unrealized losses on financial assets	(2,050)	—
Interest on financial liabilities	(288)	(640)	(566)
Other financial expenses	—	—
Financial expenses	(5,321)	(1,835)	(3,975)
Net financial income (loss)	(546)	5,099	2,104